FAIR VALUE	12 Months Ended
Feb. 28, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
14.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures financial products, available-for-sale investments, fair value option investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities and trading securities classified within Level 1 are valued using quoted market prices currently available on the Hong Kong Stock Exchange. Variable-rate financial instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments and fair value option investments classified within Level 3 are valued using income approach in discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (Level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital.

As of February 28, 2018 and 2019, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2018	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$18,224	-	$18,224	-
Trading securities	$50,626	$50,626	-	-
Long-term investments
Fair value option investments	$7,786	-	-	$7,786
Available-for-sale investments	$322,778	-	-	$322,778

Total	$399,414	$50,626	$18,224	$330,564

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2019	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$99,663	-	$99,663	-
Long-term investments
Equity securities with readily determinable fair values	$132,143	$132,143	-	-
Fair value option investments	$7,484	-	-	$7,484
Available-for-sale investments	$346,185	-	-	$346,185

Total	$585,475	$132,143	$99,663	$353,669

The roll forward of Level 3 investments are as following:

US$

Balance as of February 28, 2017	$245,834

Purchase	36,044
Disposal	(16,515)
Changes in fair value	57,808
Impairment loss	(1,804)
Foreign exchange difference	9,197

Balance as of February 28, 2018	$330,564
Purchase	186,628
Disposal	(3,890)
Transfer out due to reclassification	(129,287)
Changes in fair value	12,047
Impairment loss	(34,883)
Foreign exchange difference	(7,510)

Balance as of February 28, 2019	$353,669

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group's goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized impairment loss related to goodwill and acquired intangible assets arising from acquisitions of $nil, $358 and $nil for the years ended February 28, 2017, 2018 and 2019, respectively.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values, available-for-sale investments and fair value option investments) at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period.
Please see Note 9.(3) and Note 9.(5).

For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

The fair value of the bond payable was disclosed in Note 12.